(American Beacon Bridgeway Large Cap Growth Fund℠)
Investment Objective
The Fund seeks long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 12 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 22 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (American Beacon Bridgeway Large Cap Growth Fund℠)	Class A		Class C	Class Y	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (American Beacon Bridgeway Large Cap Growth Fund℠)		Class A	Class C	Class Y	Institutional Class		Investor Class
Management Fees		0.45%	0.45%	0.45%	0.45%		0.45%
Distribution (12b-1) Fees		0.25%	1.00%	none	none		none
Other Expenses	[1]	0.69%	0.69%	0.64%	0.54%		0.91%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		1.40%	2.15%	1.10%	1.00%		1.37%
Fee Waiver and/or expense reimbursement	[2]	(0.18%)	(0.18%)	(0.18%)	(0.18%)		(0.17%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement		1.22%	1.97%	0.92%	0.82%	[3]	1.20%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
[2]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through December 31, 2017 to the extent that Total Annual Fund Operating Expenses exceed 1.21% for the A Class, 1.96% for the C Class, 0.91% for the Y Class, 0.81% for the Institutional Class and 1.19% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the expense limitation arrangement through December 31, 2017. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (American Beacon Bridgeway Large Cap Growth Fund℠) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	692	959	1,264	2,129
Class C	300	637	1,120	2,453
Class Y	94	313	570	1,307
Institutional Class	84	282	517	1,193
Investor Class	122	399	716	1,615

Assuming no redemption of shares:
Expense Example, No Redemption - (American Beacon Bridgeway Large Cap Growth Fund℠)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	200	637	1,120	2,453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus. For the fiscal year ended June 30, 2015, the portfolio turnover rate for the Fund's predecessor was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of large capitalization companies that are listed on the New York Stock Exchange, NYSE MKT, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the large-cap growth category at the time of purchase. For purposes of the Fund's investments, "large-cap stocks" are stocks of companies whose market capitalization falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000 Index is an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000 Index is reconstituted from time to time. The market capitalization range for the Russell 1000 Index was $400 million to $606.4 billion as of December 31, 2015.

Growth stocks are those that the Fund's sub-advisor, Bridgeway Capital Management, Inc. ("Bridgeway Capital") believes have above average prospects for economic growth. Generally, these are stocks represented in the Russell 1000® Growth Index, but may also include stocks of other companies with similar "growth" characteristics whose market capitalizations are within the range of the Russell 1000 Index. The Russell 1000 Growth Index includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts ("REITs"), depositary receipts and dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks"). The Fund also may invest in stocks of mid-capitalization companies.

Bridgeway Capital selects stocks within the large-cap growth category using a statistically driven approach. Bridgeway Capital will not necessarily sell a stock if it "migrates" outside the market capitalization range of the Russell 1000 Index after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in large-cap stocks at any point in time. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark index, the Fund may have significant positions in particular sectors.

While the Fund is actively managed for long-term total return on capital, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. For example, Bridgeway Capital tracks tax lots and periodically harvests tax losses to offset capital gains from stock sales or mergers. (A capital gain occurs when the Fund sells a stock at a higher price than the purchase price. A capital loss occurs when the Fund sells a stock at a lower price than the purchase price.) The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Allocation Risk
The sub-advisor's judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund's performance.

Equity Investments Risk
Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to volatility or drops in any of the many individual country or global financial markets. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. These companies may also have more limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Model and Data Risk
Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create capital gains, which could cause the Fund to distribute substantial capital gains.

Sector Risk
Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Fund Performance

The chart and the table below show the performance of the Fund's Institutional Class shares for all periods. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Fund's predecessor. Performance information for A Class, C Class, Y Class and Investor Class shares of the Fund is not provided because these share classes of the Fund did not commence operations prior to the date of this Prospectus. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index, which is the Fund's benchmark index and was the benchmark index of the Fund's predecessor.

Calendar year total returns for Institutional Class Shares. Year Ended 12/31

Highest Quarterly Return: 13.96% 2nd Quarter 2009 01/1/2006 through 12/31/2015 Lowest Quarterly Return: -26.49% 4th Quarter 2008 01/1/2006 through 12/31/2015
Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - (American Beacon Bridgeway Large Cap Growth Fund℠)	1 Year	5 Years	10 Years	Inception Date of Class
Institutional Class	3.62%	14.25%	7.47%	Oct. 31, 2003
Institutional Class | Returns After Taxes on Distributions	3.50%	14.09%	7.35%	Oct. 31, 2003
Institutional Class | Returns After Taxes on Distributions and Sales of Fund Shares	2.14%	11.46%	6.06%	Oct. 31, 2003
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation. After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary.